Fair value and fair value hierarchy of financial instruments - Disclosure of Fair Value Measurement of Assets Explanatory (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 1,572,697,716	$ 1,953,078,309
Stock Loan	1,200,980,200	1,535,679,600
Financial assets	2,773,677,916	3,488,757,909
Derivative financial Asset	1,165,220,000	0
Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	1,249,999,800	1,671,836,400
Stock Loan	1,200,980,200	1,535,679,600
Financial assets	2,450,980,000	3,207,516,000
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	322,697,916	281,241,909
Financial assets	1,487,917,916	281,241,909	$ 15,629,400
Derivative financial Asset	$ 1,165,220,000	$ 0